CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 13, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 673,972		$ 713,099			$ 722,039
Federal funds sold and securities purchased under agreements to resell	14,813		32,924			4,421
Securities:
Trading, at fair value	61,663		58,846			90,113
Available for sale, at fair value	1,201,778		1,203,143			990,953
Held to maturity, at amortized cost (fair value of $65,631)	65,275
Total securities	1,328,716		1,261,989			1,081,066
Loans held for sale	1,410,873		1,089,039			1,401,507
Non-covered loans, net of unearned income	3,714,837		3,514,646			3,152,396
Allowance for non-covered loan losses	(36,431)		(33,241)			(3,409)
Non-covered loans, net	3,678,406		3,481,405			3,148,987
Covered loans, net of allowance	840,898		1,005,308
Broker-dealer and clearing organization receivables	190,764		119,317			145,564
Insurance premiums receivable	27,957		25,597			24,615
Deferred policy acquisition costs	22,027		20,991			19,812	19,182
Premises and equipment, net	201,545		200,706			111,381
FDIC indemnification asset	175,114	188,736	188,291	185,680
Covered other real estate owned	142,174	152,310	142,833	135,187
Mortgage servicing rights	35,877		20,149			2,080
Other assets	336,199		279,745			293,885
Goodwill	251,808		251,808			253,770
Other intangible assets, net	65,305		70,921			77,738
Total assets	9,396,448		8,904,122			7,286,865
Deposits:
Noninterest-bearing	1,829,072		1,773,749			1,349,584
Interest-bearing	4,326,238		4,949,169			3,350,877
Total deposits	6,155,310		6,722,918			4,700,461
Broker-dealer and clearing organization payables	227,891		129,678			187,990
Reserve for losses and loss adjustment expenses	35,146		27,468		42,458	34,012	44,835	58,882
Unearned insurance premiums	94,611		88,422			82,598
Short-term borrowings	1,187,193		342,087			728,250
Notes payable	55,584		56,327			141,539
Junior subordinated debentures	67,012		67,012			67,012
Other liabilities	176,539		158,288			198,453
Total liabilities	7,999,286		7,592,200			6,140,315
Commitments and contingencies (see Notes 11 and 12)
Hilltop stockholders' equity:
Preferred stock, $0.01 par value, 10,000,000 shares authorized; Series B, liquidation value per share of $1,000; 114,068 shares issued and outstanding	114,068		114,068			114,068
Common stock, $0.01 par value, 125,000,000 and 100,000,000 shares authorized; 90,180,699 and 90,175,688 shares issued and outstanding, respectively	902		902			835
Additional paid-in capital	1,387,883		1,388,641			1,304,448
Accumulated other comprehensive loss	(2,501)		(34,863)			8,094
Accumulated deficit	(103,910)		(157,607)			(282,949)
Total Hilltop stockholders' equity	1,396,442		1,311,141			1,144,496
Noncontrolling interest	720		781			2,054
Total stockholders' equity	1,397,162		1,311,922		1,171,800	1,146,550	655,383	653,055
Total liabilities and stockholders' equity	$ 9,396,448		$ 8,904,122			$ 7,286,865